Merger Transaction	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Merger Transaction
3 1 .	MERGER TRANSACTION
On October 19, 2021, the Merger between Merger Sub and Legato was completed, with Legato becoming a wholly-owned subsidiary of the Company and the shareholders of Legato becoming shareholders of the Company (“Closing”). Pursuant to the Merger Agreement, the Company effected a reverse stock split such that each outstanding common share became such number of common shares, as determined by the conversion factor of 71.76775% (as defined in the Merger Agreement). As a result of the Merger, the shares were dual listed on the TSX and NASDAQ and became publicly traded on October 20, 2021.
Pursuant to the Merger, each outstanding share of Legato common stock was converted into and exchanged for one newly issued common share of the Company. This resulted in the issuance of 30,306,320 common shares of the Company, after redemption by initial Legato shareholders. On Closing, the Company accounted for the Merger as a share-based payment transaction, with the fair value of the Algoma common shares issued to the Legato shareholders measured at the market price of Legato’s publicly traded common shares on October 19, 2021. The total fair value of the Algoma common shares issued to Legato shareholders was $421.3 million (US $340.9 million). As part of the Merger, Algoma acquired cash, a receivable then owing between Legato and Algoma Steel Inc. and issued replacement warrants to Legato warrant holders, with the difference accounted for as a listing expense. The following table reconciles the elements of the Merger:

Merger transaction under IFRS 2

Total fair value of consideration:

30.3 million common shares at US $11.25 per common share (US $340.9 million)	$421.3

Net assets acquired:

Cash (US $211.4 million)	$261.2

Intercompany loan settled the subsequent day of transaction close (US $16.2 million)	20.0

Less: warrant liability (US $74.5 million)	(92.0)

Less: Legato liabilities assumed (US $2.8 million)	(3.5)

Total listing expense (US $190.7 million)	$235.6

The listing expense is presented in the consolidated statement of net income. Following the consummation of the Merger on Closing, Legato was dissolved and its assets and liabilities were distributed to the Company.
Concurrent with the execution of the Merger Agreement, the Company and Legato entered into subscription agreements with certain investors (the “PIPE Investors”) pursuant to which the PIPE Investors agreed to purchase, and the Company and Legato agreed to issue to the PIPE Investors, an aggregate of 10,000,000 common shares of Legato common stock, for the purchase price of US $10.00 per share and at an aggregate purchase price of US $100.0 million (the “PIPE Investment”) on closing. Those PIPE Investors that subscribed for Legato common stock exchanged their PIPE shares for common shares pursuant to the PIPE subscription agreements immediately prior to the Merger. After giving effect to such exchange 10,000,000 common shares of the Company were issued in the PIPE Investment.
Warrants
Pursuant to the Merger Agreement, the previously outstanding Legato warrants were converted into an equal number of warrants issued by the Company. These warrants comprise 23,575,000 Public Warrants and 604,000 Private Warrants (collectively “Warrants”). In connection with this conversion, there were no substantial changes to the rights assigned to the holders of the warrants and assumed by the Company. Each of the Company’s Warrants are exercisable for one common share in the Company at US $11.50 per share, subject to adjustment, with the exercise period beginning on November 18, 2021.

(i)	Public Warrants
The Public Warrants expire five years after the completion of the Merger, or earlier upon redemption or liquidation in accordance with the warrant terms. The Public Warrants are exercisable for cash or on a cashless basis at the Company’s option.

(ii)	Private Warrants
The Private Warrants are identical to the Public Warrants, except that the Private Warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable
so long as they are held by the initial purchasers.
Given the cash and cashless settlement options, the Company has accounted for the Warrants as a liability which are measured at fair value on initial recognition and at each reporting date with the changes in fair value recorded in the consolidated statements of net income. On Closing, the Company recognized a liability in the amount of $92.0 million (US $74.5 million) using the market price of the Legato Warrants as an approximation of fair value for each Warrant.
As at March 31, 2023, the 24,179,000 Warrants remain outstanding with an estimated fair value of US $1.75 per Warrant based on the market price of the Warrants, for which the Company recognized a liability of $57.3 million (US $42.3 million) (March 31, 2022 - $99.4 million; US $79.6 million) in warrant liability on the consolidated statements of financial position. Gain on change in the fair value of the warrant liability for the year ended March 31, 2023 of $47.7 million and loss on change in the fair value of the warrant liability for the year ended March 31, 2022 of $6.4 million are presented in the consolidated statements of net income.
Replacement Long Term Incentive Plan (“LTIP”) Awards
On Closing, the LTIP awards granted by Algoma Steel Holdings Inc. (“ASHI”) became vested and were exchanged for replacement LTIP awards issued by the Company (“Replacement LTIP Awards”) as determined by the conversion factor of 71.76775% (as defined in the Merger Agreement). Based on the conversion factor, 3,232,628 Replacement LTIP Awards were issued. Similar to the LTIP awards, each Replacement LTIP Award allows the holders to purchase one common share of Algoma. The Replacement LTIP Awards are considered fully vested and can be exercised for US $0.013 per common share, pursuant to an LTIP exchange agreement with each holder, at the earlier of a significant disposal of Algoma common shares held by the Company’s shareholders immediately prior to the Closing, or March 31, 2025. Should the participants’ employment with the Company ceases, a cash-out
option is available as an alternative method of settlement for a portion of the vested Replacement LTIP Awards based on the five-day
volume-weighted average trading price of the Company’s common shares, subjected to the approval of the Board of Directors.
On the day preceding the Closing, the Company remeasured the fair value of the original LTIP Awards as they become fully vested on the day before the Merger. Consequently, the Company recognized a liability in the amount of $44.9 million (US $36.4 million) using the market price of the Algoma common shares as an approximation of fair value for each unit of Replacement LTIP Awards. The gain on change in fair value of previously recognized LTIP awards accounted for as cash-settled share-based payments, including restricted share units and director units, were recognized in profit or loss in the amount of $10.4 million. In addition, the Company had previously recognized an amount of $5.2 million (US $4.1 million) in contributed surplus relating to the fully vested performance share units issued under the original long-term incentive plan dated May 13, 2020. The fair value of these awards, which were previously accounted for as equity-settled share-based payments was recognized as a liability in the amount of $35.2 million (US $28.7 million) with an offsetting charge to equity to reflect the modification of these units to cash settled awards.
The Company accounted for the Replacement LTIP Awards as a modification of share-based payment as the LTIP awards and the Replacement LTIP Awards share similar terms and conditions, and were only replaced as a result of a liquidating event (the Merger) as described by the original long-term incentive plan. Given the alternative settlement options at the election of the participant, the Company has accounted for the Replacement LTIP Awards as cash-settled share-based transactions, which are measured at fair value on initial recognition and at each reporting date with the changes in fair value recorded in the consolidated statements of net income. The Company applied modification accounting by remeasuring the fair value of the LTIP awards previously granted by ASHI as at the day prior to Closing and determined that there is no resulting gain or loss.
Upon the consummation of the Merger, the Company issued Replacement LTIP Awards (refer to Note 33) to replace previously issued restricted share units, director units and performance share units. The Replacement LTIP Awards are accounted for as cash-settled share-based payment and are immediately vested on Closing. The previous long-term incentive plan established by Algoma Steel Holdings Inc. dated May 13, 2020 was cancelled on Closing and no additional awards can be granted under this plan.
On October 19, 2021, the Company approved Omnibus Plan that would allow the Company to grant various awards to its employees. Refer to Note 3
3
.
As at March 31, 2023, 266,186 units of Replacement LTIP Awards were surrendered by retiring employees and w ere
 settled for total cash consideration of $3.2 million. In addition 93,201 dividend equivalent units were granted as at March 31, 2023. As such, 3,059,643 Replacement LTIP Awards remain outstanding with an estimated fair value of US $8.08 per unit based on the market price of the Company’s common shares, for which the Company recognized a liability of $33.5 million (US $24.7 million) (March 31, 2022 - $45.4 million; US $36.4 million) in share-based payment compensation liability on the consolidated statements of financial position.
Earnout Rights
Pursuant to the Merger Agreement, holders of the Company’s common shares and each holder of Replacement LTIP Awards were granted the contingent right to receive their pro rata portion of up to 37.5 million common shares of the Company if certain targets based on Earnout Adjusted EBITDA (as defined in the Merger Agreement) and the trading price of the Company’s common shares were met as at March 31, 2021 and thereafter. The Company has accounted for the earnout rights as a derivative liability, which are measured at fair value on initial recognition and at each reporting date with the changes in fair value, recorded in the consolidated statements of net income.
As at March 31, 2021, all the conditions related to the earnout rights were satisfied and the Board of Directors subsequently approved the issuance of common shares to non-management
holders of the earnout rights. On February 9, 2022, the Company issued 35,883,692 common shares related to the earnout rights at US$9.54 per share. As a result, the Company derecognized the related earnout liability.
As at March 31, 2023, 125,923 units of earnout rights were surrendered by a retiring employee and was settled for total cash consideration of $1.5 million. In addition 46,802 dividend equivalents were granted as at March 31, 2023. As such, 1,537,184 earnout rights remain outstanding with an estimated fair value of US $8.08 per unit based on the market price of the Company’s common shares, for which an earnout liability of $16.8 million (US $12.4 million) (March 31, 2022 - $22.7 million; US $18.2 million) was recognized on the consolidated statements of financial position.